Share capital (Share Issuances) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares reserved for issuance as a percent of total common shares issued and oustanding	10.00%
Maximum term of stock options	Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years
Weighted average fair value at grant	$ 1.47	$ 1.58
Shares outstanding, amount	$ 84,196,000	$ 88,058,000	$ 87,144,000
Restricted Share [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share	86,692	208,722
Shares outstanding, amount	$ 100,000	$ 800,000
Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share	337,137	286,920
Deferred Share Units [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of quarterly director fee payments earned as awards of deferred share units	20.00%
Deferred Share Units [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of quarterly director fee payments earned as awards of deferred share units	100.00%